GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Long-lived Assets by Geographic Location) (Details) - Percentage of Long-lived Assets [Member]		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Concentration percentage	[1]	100.00%	100.00%
Israel [Member]
Revenue from External Customer [Line Items]
Concentration percentage		75.00%	80.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage		20.00%	19.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage		5.00%	1.00%

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.